Subsequent Events	3 Months Ended
Mar. 08, 2021
Subsequent Events [Abstract]
Subsequent Events
Note 11 — Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to December 22, 2021, the date that the financial statement was issued.
On October 15, 2021, Adam Snitkoff, a purported stockholder of the Company, filed a complaint in the Supreme Court of the State of New York, naming the Company, Syniverse and the directors of the Company as defendants. The complaint alleges claims for fraudulent and negligent misrepresentation and concealment in connection with allegedly false and misleading statements and omissions in the Company’s proxy statement concerning the proposed Business Combination. The complaint seeks, among other things, injunctive relief and compensatory damages. The defendants believe the claims asserted in the lawsuit are without merit.
The Company cannot predict the outcome of or estimate the possible loss or range of loss from this matter. Additional complaints or demands may be filed in connection with the Business Combination, which could prevent or delay completion of the Business Combination and result in substantial costs to the Company. If additional similar complaints or demands are filed or made, absent new or different allegations that are material, the Company will not necessarily announce them.
Proposed Business Combination and Related Agreements
On August 16, 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Syniverse Corporation, a Delaware corporation (“Syniverse”), and Blue Steel Merger Sub Inc., a Delaware corporation and wholly owned subsidiary of the Company (“Merger Sub”), pursuant to which Merger Sub will merge with and into Syniverse, with Syniverse surviving the merger as a wholly owned subsidiary of the Company (the “Merger”). Subject to the terms of the Merger Agreement, the aggregate purchase price to be paid by the Company to Syniverse’s stockholders at the closing of the Merger (the “Closing”) is expected to be approximately $704,440,000, subject to adjustments for, among other things, the Twilio Investment (defined below) and Leakage (as defined in the Merger Agreement) that has occurred from November 30, 2020 through immediately prior to the effective time of the Merger, and will be paid entirely in shares of the Company’s Class A common stock, at a value of $10.00 per share (the “Aggregate Merger Consideration”). For purposes of the following paragraph, the “Exchange Ratio” means the Aggregate Merger Consideration divided by
the aggregate fully diluted number of shares of common stock of Syniverse (the “Syniverse Shares”).
At the effective time of the Merger, each Syniverse Share that is issued and outstanding immediately prior to the effective time of the Merger will be cancelled and converted into the right to receive a portion of the Aggregate Merger Consideration equal to (a) the Exchange Ratio multiplied by
(b) the number of Syniverse Shares held by the applicable holder as of immediately prior to the effective time of the Merger, rounded to the nearest whole share. At the effective time of the Merger, all share incentive plan or similar equity-based compensation plans maintained for employees of Syniverse, all outstanding options to purchase Syniverse Shares and each restricted stock unit award with respect to Syniverse Shares will be assumed by the Company, in each case on the terms and subject to the conditions in the Merger Agreement.
Private Placement
Concurrently with the execution of the Merger Agreement, the Company entered into (a) a subscription agreement with the Sponsor pursuant to which the Sponsor has agreed to purchase an aggregate of 1,500,000 shares of Class A common stock, at a purchase price of $10.00 per share, for an aggregate purchase price of $15,000,000 and (b) subscription agreements with certain other investors (the “PIPE Investors”), pursuant to which the PIPE Investors have agreed to purchase shares of Class A common stock, at a purchase price of $10.00 per share, and shares of newly issued Series A Convertible Preferred Stock, par value $0.0001 per share, of the Company (the “Convertible Preferred Stock”), at a purchase price of $970.00 per share, for an aggregate purchase price of $250,000,000 (the transactions in clauses (a) and (b) together, the “Private Placement”). The proceeds from the Private Placement will be used to refinance the outstanding indebtedness and other obligations of Syniverse and its subsidiaries at the Closing.
Twilio Investment
Concurrently with the execution of the Merger Agreement, the Company entered into a subscription agreement with Twilio Inc., a Delaware corporation (“Twilio”), pursuant to which Twilio has agreed to purchase Class A common stock and, if applicable, shares of newly issued Class C common stock, par value $0.0001 per share, of the Company, at the Closing for an aggregate purchase price of up to $750,000,000, with the size of Twilio’s investment and the number of shares issued to Twilio determined based on the terms of its pre-existing framework agreement with Syniverse, dated as of February 26, 2021, as amended on August 16, 2021 (the “Framework Agreement” and, such investment, the “Twilio Investment”). Under the Framework Agreement, the size of the Twilio Investment will be reduced below $750,000,000 only to the extent the total transaction proceeds from the Company’s trust account (net of redemptions) and the Private Placement exceed $375,000,000, with such reduction equal to the amount of such excess, subject to a minimum investment by Twilio of $500,000,000.
Stockholders Agreement
The Merger Agreement contemplates that, at the Closing, the Company, Carlyle Partners V Holdings, L.P., a Delaware limited partnership and Syniverse’s majority stockholder (“Carlyle”), Twilio and the Sponsor will enter into a stockholders agreement (the “Stockholders Agreement”), pursuant to which, among other things, (a) Carlyle will be entitled to appoint directors (initially five, but subject to downward adjustment depending on its continuing percentage ownership relative to its initial ownership) to the Company’s board of directors so long as Carlyle holds at least 5% of the outstanding common stock; (b) Twilio will be entitled to appoint directors (initially four, but subject to downward adjustment depending on its continuing percentage ownership relative to its initial ownership) to the Company’s board of directors so long as Twilio holds at least 5% of the outstanding common stock; and (c) the Sponsor will be entitled to appoint two directors to the Company’s board of directors so long as the Sponsor continues to hold 50% of the shares of Class A common stock it held at the Closing (and one director so long as it holds 33.33% of such shares). The Stockholders Agreement contains certain restrictions on transfer with respect to shares of common stock held by Carlyle, Twilio and the Sponsor immediately following the Closing (the “Locked-Up Shares”). Such restrictions include, among others, a prohibition on transfers of Locked-Up Shares, subject to limited exceptions, until the earlier to occur of (a) the 12-month anniversary of the Closing and (b) the date on which the per share closing price for the Class A common stock has been equal to or greater than $12.50 per share for any 20 trading days within any consecutive 30-trading day period following the Closing.
In addition, the Stockholders Agreement will provide (a) consent rights to Carlyle and Twilio in respect of certain significant transactions by the Company following the Closing, subject to specified ownership thresholds, and (b) a right of first offer to Twilio, subject to certain exceptions, with respect to any privately negotiated sale by Carlyle (or its affiliates) of more than 10% of the Company’s outstanding shares, for so long as Twilio’s percentage ownership (together with its affiliates) exceeds 15%.
Sponsor Agreement
Concurrently with the execution of the Merger Agreement, the Company, the Sponsor, an individual (together with the Sponsor, the “Sponsor Parties”) and Syniverse entered into a sponsor support agreement (the “Sponsor Agreement”), pursuant to which, among other things, in accordance with the terms and subject to the conditions set forth therein, the Sponsor Parties have agreed to vote their shares of Class B common stock and any shares of common stock the Sponsor Parties subsequently acquire to approve the transactions contemplated by the Merger Agreement and against any inconsistent proposals during the term of the Sponsor Agreement and to not redeem such shares.
The Sponsor Agreement also provides that 70% of such shares of Class B common stock will vest and be available to the Sponsor Parties at the Closing, and the remaining 30% of such shares will vest on the first trading day that the closing price of Class A common stock equals or exceeds $12.50 per share for any 20 trading days within any consecutive 30-trading day period following the Closing, subject to earlier vesting in certain circumstances as described therein.
Registration Rights Agreement
At the Closing, the Company, the Sponsor, Carlyle, Twilio and the PIPE Investors will enter into a registration rights agreement, pursuant to which the Company will agree to register for resale, pursuant to Rule 415 under the Securities Act, certain shares of Class A common stock, including Class A common stock underlying the Convertible Preferred Stock, and other equity securities of the Company that are held by the foregoing parties from time to time.